INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jul. 16, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Capitalized contract cost amortization		$ 0	$ 362
Nogin Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalized contract cost amortization				$ 361	$ 667	$ 623
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 169	$ 36
Software Development [Member] | Nogin Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 44	$ 91	$ 131
Contract Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Contract Acquisition [Member] | Nogin Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Contract Acquisition [Member] | Master Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	$ 2,000
Contract Acquisition [Member] | Master Agreement [Member] | Nogin Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	$ 2,000